EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES
Employee costs	$ 893.6	$ 891.2	$ 871.0
Less employee costs capitalized to property, plant and equipment and to intangible assets	(187.4)	(183.3)	(176.6)
Net employee costs	706.2	707.9	694.4
Purchase of goods and services:
Royalties, rights and creation costs	677.9	701.9	729.3
Cost of products sold	373.7	352.4	318.0
Service contracts	172.3	168.7	159.7
Marketing, circulation and distribution expenses	108.9	113.8	112.3
Building expenses	99.5	92.5	84.2
Other	388.5	381.6	352.1
Total purchase of goods and services	1,820.8	1,810.9	1,755.6
Total employee costs and purchase of goods and services	$ 2,527.0	$ 2,518.8	$ 2,450.0